Interest-bearing Financial Liabilities - Additional Information (Detail) ₱ in Millions, $ in Millions				12 Months Ended
	Jun. 23, 2020 USD ($)	Oct. 11, 2019	Oct. 10, 2019	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Mar. 31, 2022 PHP (₱)	Jun. 30, 2020 PHP (₱)	May 31, 2020 PHP (₱)	Apr. 30, 2020 PHP (₱)	Mar. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unamortized Debt Discount				₱ 2,857	₱ 1,262						₱ 491
Percentage of dollar portion of debt				16.00%	18.00%
Percentage of unhedged portion of net debt				8.00%	13.00%
Percentage of net dollar cash balance of debt				5.00%	5.00%
Total debt to EBITDA ratio		400.00%	300.00%
Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt						₱ 2,000			₱ 4,000	₱ 6,000
Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate						2.60%			5.75%	5.00%
U.S. Dollar Global Notes [Member] | Senior Unsecured Fixed-rate Notes With Coupon of 2.50% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.50%
Perpetual notes issued | $	$ 300
Borrowings, maturity	10-year
U.S. Dollar Global Notes [Member] | Senior Unsecured Fixed-rate Notes With Coupon of 3.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	3.45%
Perpetual notes issued | $	$ 300
Borrowings, maturity	30-year
U.S. Dollar Global Notes [Member] | 2031 Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	January 23, 2031
U.S. Dollar Global Notes [Member] | 2050 Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	June 23, 2050
5.2250% 7-year fixed rate bonds due 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		5.225%
Borrowings, maturity		7-Year
5.2813% 10-year fixed rate bonds due 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		5.2813%
Borrowings, maturity		10-Year
Smart [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid outstanding short-term debt								₱ 4,000
PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid outstanding short-term debt								₱ 3,000
Prepaid remaining short-term debt							₱ 3,000